Other Income/Expenses - Other income and other expense - Additional Information (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2016 RUB (₽)
Finance Costs [line items]
VEB commissions write off	₽ 1,411
VEB [member]
Finance Costs [line items]
VEB commissions write off	₽ 1,411